CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net (loss)/income	¥ 29,657	$ 4,242	¥ 83,699	¥ (101,097)
Depreciation of property and equipment	5,038	720	6,220	11,895
Amortization of intangible assets and land use right	4,492	642	6,715	7,387
Amortization of right-of-use assets	5,461	781	4,200	10,403
Reversal of allowance for credit losses	(3,286)	(470)	(17,532)	(11,518)
Change in fair value of contingent consideration			(500)
Foreign exchange losses	3,786	541	7,386	5,519
Impairment of long-term investments	13,595	1,944	17,553	22,240
Loss from disposal of property and equipment and intangible assets	525	75	191	9,097
Gain from dividend of equity investments	(8,026)	(1,148)	(8,415)
Share-based compensation expenses	5,605	802	9,406	15,926
Change in deferred tax liabilities	(617)	(88)	(779)	(812)
Change in fair value of investments	(23,542)	(3,366)	(24,204)	(25,690)
Gain from disposals of subsidiaries			(24,118)
Impairment of goodwill				114,661
Impairment of property and equipment, net	3,316	474	15,641	17,986
Share of results of equity investees	(579)	(83)	(1,486)	580
Changes in operating assets and liabilities:
Accounts receivable	(20,965)	(2,998)	(17,238)	(3,604)
Amounts due from related parties	(541)	(77)	8,744	(5,362)
Prepayments and other current assets	70,398	10,063	6,292	(62,839)
Other non-current assets	(12,427)	(1,777)	41,815	35,276
Operating lease liabilities, current and non-current	(3,378)	(483)	(4,365)	(20,546)
Accounts and notes payable	(70,680)	(10,107)	6,741	53,125
Amounts due to related parties	(2,141)	(306)	(3,284)	1,695
Salary and welfare payable	(3,547)	(507)	1,743	(5,114)
Taxes payable	(982)	(140)	2,050	258
Advances from customers	(62,689)	(8,964)	(16,249)	171,297
Accrued expenses and other liabilities	(37,541)	(5,368)	(3,945)	(7,925)
Net cash provided by/ (used in) operating activities	(109,068)	(15,598)	96,281	232,838
Cash flows from investing activities:
Purchase of short-term and long-term investments	(700,362)	(100,150)	(636,520)	(606,877)
Proceeds from maturity of short-term and long-term investments	580,156	82,961	668,125	579,351
Cash paid for loan receivable	(308,167)	(44,067)	(753,223)	(452,974)
Cash received from loan repayment (including loan repayment from a related party of RMB 2,000 for the year ended December 31, 2025)	329,240	47,081	758,616	528,813
Purchase of property and equipment and intangible assets	(7,117)	(1,018)	(11,813)	(9,788)
Cash paid for long-term investments				(1,050)
(Decrease in cash)/cash received from disposals of subsidiaries	1,016	145	(7,149)	3,243
Cash received from disposals of equity investments by dividend	24,133	3,451	8,625	212
Cash received from disposals of equity investments	127	18
Cash received from disposals of land use right and construction in progress	85,850	12,277
Net cash provided by investing activities	4,876	698	26,661	40,930
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of options			30	9
Acquisition of noncontrolling interests of subsidiaries				(600)
Repurchase of redeemable noncontrolling interests			(27,200)
Repayment of borrowings and discounted notes	(360,000)	(51,479)	(360,970)	(400,803)
Proceeds from borrowings and discounted notes	280,000	40,039	359,000	378,000
Payment of share repurchase	(51,213)	(7,323)	(44,892)
Cash contribution from noncontrolling interests	920	132	53	815
Payment of dividends	(29,794)	(4,260)
Net cash used in financing activities	(160,087)	(22,891)	(73,979)	(22,579)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(9,336)	(1,335)	(2,789)	(4,185)
Net increase/ (decrease) in cash, cash equivalents and restricted cash	(273,615)	(39,126)	46,174	247,004
Cash, cash equivalents and restricted cash at the beginning of year	491,065	70,221	444,891	197,887
Cash, cash equivalents and restricted cash at the end of year	217,450	31,095	491,065	444,891
Supplemental disclosure of cash flow information
Income tax paid	1,394	199	1,239	1,478
Interest paid	1,632	233	2,977	4,060
Supplemental disclosure of non-cash investing and financing activities
Payables related to purchase of property and equipment	4,149	593	1,598	9,159
Receivables related to disposal of land use right and construction in progress	11,912	1,703
Receivables from dividend of equity investments	2,816	403
Receivables related to exercise of stock options			(11)	(32)
Payables related to purchase business acquisitions				4,100
Receivables from disposal of subsidiaries	¥ 50	$ 7	10,265	¥ 5,850
Net settlement of disposal consideration upon disposal of subsidiary			3,600
Net settlement of purchase business acquisitions upon disposal of subsidiary			¥ (3,600)